Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Schedule of Line of Credit Facilities
At September 30, 2026, the Company had the following letter of credit facilities:

	September 30, 2026
Bank	Commitment	In Use	Date of Expiry
Lloyds Bank plc(1)(2)
Unsecured	$20.0	$2.9	September 21, 2028
Secured	115.0	33.9	September 21, 2028
Total Lloyds Bank plc	135.0	36.8
Citibank N.A. London Branch(1)(2)
Secured	70.0	14.2	December 31, 2026
Total Citibank N.A. London Branch	70.0	14.2
Barclays Bank plc(1)(2)
Unsecured	20.0	6.7	September 13, 2028
Secured	115.0	37.4	September 13, 2028
Total Barclays Bank plc	135.0	44.1
Bank of Montreal(1)(3)
Secured	—	1.9	September 18, 2026
Total Bank of Montreal	—	1.9
Total letters of credit facilities	$340.0	$97.0
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(1)Letters of credit can be issued under the secured letter of credit facilities for the purposes of supporting insurance and reinsurance obligations.
(2)The Facility agreements allow for additional capacity in the form of accordions and uncommitted amounts. The maximum additional capacity from the lenders as of September 30, 2026, was: Lloyds Bank plc $65.0 million; Citibank N.A. London Branch $200.0 million; and Barclays Bank plc $65.0 million.
(3)The Company elected not to renew its letter of credit facility with Bank of Montreal, which expired on September 18, 2026. Accordingly, all letters of credit outstanding as of September 18, 2026 were not renewed and will expire in accordance with their respective expiration dates and applicable notice periods. The remaining issuance is fully cash collateralized.
The following table shows the value of the collateral underlying the secured letter of credit facilities:

Bank	September 30, 2026
Lloyds Bank plc	$42.5
Citibank N.A. London branch	15.9
Barclays Bank plc	44.4
Bank of Montreal	2.7
Total	$105.5